Collaborative Agreement	12 Months Ended
Sep. 30, 2016
Collaborative Agreement [Abstract]
COLLABORATIVE AGREEMENT

4. COLLABORATIVE AGREEMENT

On December 29, 2015, American BriVision Corporation entered into a Collaborative Agreement with BioLite Inc., a related party, pursuant to which BioLite granted the Company sole licensing rights for drug and therapeutic use of five products: BLI-1005 CNS-Major Depressive Disorder; BLI-1008 CNS-Attention Deficit Hyperactivity Disorder; BLI-1401-1 Anti-Tumor Combination Therapy-Solid Tumor with Anti-PD-1; BLI-1401-2 Anti-Tumor Combination Therapy-Triple Negative Breast Cancer; and BLI-1501 Hematology-Chronic Lymphocytic Leukemia, in USA and Canada. Under the Collaborative Agreement, BriVision should pay a total of $100,000,000 in cash or stock of BriVision with equivalent value, according to the following schedule:

●	upfront payment shall upon the signing of this Collaborative Agreement: 3.5% of total payment. After receiving upfront payment from BriVision, BioLite has to deliver all data to BriVision in one week.

upon the first IND submission, BriVision shall pay, but no later than December 15, 2016: 6.5% of total payment. After receiving second payment from BriVision, BioLite has to deliver IND package to BriVision in one week.

●	at the completion of first phase II clinical trial, BriVision shall pay, but no later than September 15, 2017: 15% of total payment. After receiving third payment from BriVision, BioLite has to deliver phase II clinical study report to BriVision in three months.

●	upon the phase III IND submission, BriVision shall pay, but no later than December 15, 2018: 20% of total payment. After receiving forth payment from BriVision, BioLite has to deliver IND package to BriVision in one week.

●	at the completion of phase III, BriVision shall pay, but no later than September 15, 2019:25% of total payment. After receiving fifth payment from BriVision, BioLite has to deliver phase III clinical study report to BriVision in three months.

●	upon the NDA submission, BriVision shall pay, but no later than December 15, 2020, BriVision shall pay: 30% of total payment. After receiving sixth payment from BriVision, BioLite has to deliver NDA package to BriVision in one week.

The Collaborative Agreement is attached as an exhibit to the registration statement of which this prospectus is a part. The material terms of the Collaborative Agreement are as follows:

The Company is responsible to make up-front, milestone and royalty payments to BioLite, as described in the foregoing paragraph and below.

●	As between BioLite and ABVC, BioLite owns all files, data, confidential and non-public information, including, without limitation, all IND packages and clinical study reports, regarding the Compounds (collectively, the “Compound IP”), to the extent developed in Taiwan, and the Company owns all Compound IP to the extent developed in North America. BioLite grants an exclusive license to its Compound IP to the Company for the purpose of further development and commercialization of the Compounds in North America. BioLite and the Company share the responsibility of preparing for clinical trials by delivering Compound IP and preparing related materials.

●	The Company is responsible for all clinical trial expenses incurred in North America. BioLite paid all clinical trial expenses for trials conducted in Taiwan thus far.

●	The Collaborative Agreement will remain in effect for fifteen years from the date of first commercial sale of Product in the U.S. or Canada. Either party may terminate upon thirty days’ prior written notice for breach or insolvency.

●	The Company agreed to pay to BioLite an aggregate of One Hundred Million Dollars ($100,000,000) (the “Aggregate Amount”) in milestone payments during the term of the agreement, payable in cash or Company equity. A percentage of the Aggregate Amount will be paid to BioLite upon each completion of a milestone by BioLite as set forth in the Collaborative Agreement. An upfront payment of $3,500,000 (the “Milestone Payment”), which is 3.5% of total payments due under the Collaborative Agreement, was to be paid by us upon signing of the Collaboration Agreement. On May 6, 2016, we and BioLite amended the payment terms under the Collaborative Agreement by entering into a Milestone Payment Agreement, pursuant to which we paid $2,600,000 in cash and $900,000 in newly issued shares of our common stock, at the price of $1.60 per share, for an aggregate number of 562,500 shares.

●	Milestones are reached by BioLite upon submissions of IND and NDAs for the Products, and completion of phases in the application processes, as set forth in the Collaborative Agreement.

●	In addition to the Aggregate Amount, the Company will pay to BioLite five percent (5%) of net sales of Products in the U.S. and Canada.

Our Licensed Compound

We have renamed the five compounds for our purposes and include below a brief description of each of the five compounds.

I.	ABV- 1501 Triple Negative Breast Cancer - Combination therapy for Triple Negative Breast Cancer (TNBC)

●	Maitake mushroom extract Phase I clinical trial was performed by MSKCC. “A phase I/II trial of a polysaccharide extract from Grifola frondosa (Maitake mushroom) in breast cancer patients: immunological effects:” “No dose-limiting toxicity was encountered. Oral administration of a polysaccharide extract from Maitake mushroom is associated with both immunologically stimulatory and inhibitory measurable effects in peripheral blood. Cancer patients should be made aware of the fact that botanical agents produce more complex effects than assumed, and may depress as well as enhance immune function”. The IND number is 68853 and MSKCC received filing confirmation from the FDA on Jan 22, 2004.

●	ABV-1501 US FDA Phase II IND cross reference with MSKCC Maitake and Phase II Investigational New Drug (IND) was approved in March 2016.

●	We are currently negotiating with MSKCC for Phase II clinical study. If MSKCC agreed with our terms, we anticipate to start phase II clinical trial during 2017 Q1and finish the phase II clinical trial by 2018 Q3.

●	BioLite has received approval from Institutional Review Board and (IRB) of Taipei Medical University in September 2016 in Taiwan

II.	ABV-1502 Solid Tumor with Anti-PD1 - Combination therapy for solid tumors with Anti-PD-1

●	This is a kind of anti-tumor Combination therapy of Maitake mushroom extract with standard therapy and anti- PD1 drug for solid tumor.

●	Maitake mushroom extract Phase I clinical trial was performed by MSKCC.

●	Currently, we are cooperating with MD Anderson Cancer Center and one of the top cancer centers in the U.S. to develop Phase II clinical trial IND package. Due to confidentiality obligations, we are not permitted to disclose the name of such cancer center at this time.

III.	ABV-1503 Chronic Lymphocytic Leukemia - Combination therapy for Chronic Lymphocytic Leukemia (CLL)

●	Phase II study of Epigallocatechin gallate (EGCG) for CLL.

●	We are cooperating with MSKCC to prepare clinical trial agreement.

●	We are currently preparing the IND package.

IV.	ABV-1504 Major Depressive Disorder - Major Depressive Disorder (MDD)

●	This is Polygala extract for Major Depressive Disorder

●	BioLite performed Phase I clinical trial.

●	BioLite has obtained US FDA Phase II Part One/Part Two IND approval and the Phase II Part One was completed with good result.
For ABV-1504 Phase II part one results are described below. Phase II part two: this phase currently is conducted in 5 clinical sites in Taiwan (started in Q3 2016) and one US site is under IRB review.

V.	ABV-1505 Attention Deficit Hyperactivity Disorder - Attention Deficit Hyperactivity Disorder

●	This is Polygala extract for Attention Deficit Hyperactivity Disorder.
●	Same Active Pharmaceutical Ingredients (API) with ABV-1504.
●	BioLite has obtained U.S. FDA Phase II IND approval and is currently negotiating with top medical site for Phase II clinical trial.
●	BioLite intends to submit for IRB approval during 2016 Q4
●	BioLite plans to start Phase II clinical trial during 2017 Q1 and complete by 2018 Q3.

ABV-1501 and ABV-1502 have the same Active Pharmaceutical Ingredient:” Maitake mushroom extract”. IND and study details are as follows:

●	The Phase I/II clinical trial was conducted by MSKCC. A total of 34 eligible study subjects was enrolled from 3/2004 to 1/2007. The primary endpoints were safety and tolerability. The test drug was oral administration and a polysaccharide extract from Maitake mushroom is associated with both immunologically stimulatory and inhibitory measurable effects in peripheral blood. Cancer patients should be made aware of the fact that botanical agents produce more complex effects than assumed, and may depress as well as enhance immune function. (A phase I/II trial of a polysaccharide extract from Grifola frondosa (Maitake mushroom) in breast cancer patients: immunological effects by Gary Deng · Hong Lin · Andrew Seidman · Monica Fornier · Gabriella D’Andrea ·Kathleen Wesa · Simon Yeung · Susanna Cunningham Rundles ·Andrew J. Vickers · Barrie Cassileth; J Cancer Res Clin Oncol (2009) 135:1215–1221.) The IND number is 68853 and MSKCC received filing confirmation from the FDA on Jan 22, 2004.

●	Does Maitake Mushroom Extract Enhance Hematopoiesis in Myelodysplastic Patients? A Phase II clinical trial.

Primary endpoint: To describe changes in neutrophil counts and neutrophil function in MDS patients following administration of Maitake mushroom extract.

This study to see whether Maitake improves the neutrophil count and function in patients with MDS. The neutrophils are white blood cells which help to fight infection.

Total 45 subjects.

Start Date: April 2010

Completion Date: September 2014

Sponsor: Memorial Sloan Kettering Cancer Center

Collaborator: YUKIGUNI COMPANY

Collaborator: Weill Medical College of Cornell University

Principal Investigator: Kathleen Wesa, MD Memorial Sloan Kettering Cancer Center

Full Source of Clinical Trial Data: https://clinicaltrials.gov/show/NCT01099917

Normally, for non-cancer patients, phase I clinical trials are performed with healthy subjects to test for safety and phase II clinical trials are performed with healthy patient subjects for efficacy. But for cancer patients, however, trials of cancer drugs must necessarily involve subjects with cancer, and as such, phase I/II studies include primary endpoints relating to safety and tolerability, not efficacy.

For “Does Maitake Mushroom Extract Enhance Hematopoiesis in Myelodysplastic Patients? A Phase II clinical trial,” conclusions are described as follows: “Maitake was well tolerated. Enhanced in vitro neutrophil and monocyte function following treatment demonstrate that Maitake has beneficial immunomodulatory potential in MDS. Further study is warranted”.

Page 32 of the journal article, “Does Maitake Mushroom Extract Enhance Hematopoiesis in Myelodysplastic Patients?” indicates that there were 45 subjects were enrolled at the beginning of the study, 18 subjects completed treatment, 3 subjects had adverse effects and 24 subjects were not treated.

●	Hematopoiesis: is the formation of blood cellular components. All cellular blood components are derived from haematopoietic stem cells. In a healthy adult person, approximately 1011–1012 new blood cells are produced daily in order to maintain steady state levels in the peripheral circulation (Wikipedia).

●	Myelodysplastic: are a group of diverse bone marrow disorders in which the bone marrow does not produce enough healthy blood cells (Medscape). Myelodysplastic syndromes are a group of disorders caused by poorly formed or dysfunctional blood cells. Myelodysplastic syndromes occur when something goes wrong in your bone marrow — the spongy material inside your bones where blood cells are made. Treatment for myelodysplastic syndromes usually focuses on reducing or preventing complications of the disease and its treatments. In certain cases, myelodysplastic syndromes are treated with a bone marrow transplant (Mayo Clinic).

For ABV-1503, we are currently preparing the IND package. BioLite is preparing the Compound IP for the Chemistry, Manufactural, and Control (CMC) part, MSKCC and the Company are collaborating to prepare for protocol design and prepare the IRB documents. The trial period, test subject number, primary and secondary endpoint and method of administration have not been decided yet, and are still being negotiated between we and MSKCC.

ABV-1504 and ABV-1505 have the same Active Pharmaceutical Ingredient: the extract of Radix Polygalae (Polygala tenuifolia Willd/PDC-1421 Capsule). IND and study information are as follows:

●	A Dose Escalation Phase I Study of PDC-1421 Capsule to Evaluate the Safety in Healthy Volunteers.

IND Number: 112567

Trial period: 11/13/2012-7/5/2013, Final Report Date 11/12/2013

Total 30 study subjects were enrolled. The test drug was oral administration. The primary endpoint is to assess the safety profile of PDC-1421 Capsule in healthy volunteers.

Sponsor: BioLite, Inc.

●	A Phase II Study of PDC-1421 Capsule to Evaluate the Safety and Efficacy in Patients with Major Depressive Disorder

IND Number: 112567

Primary Study Objective: To assess the efficacy profile of PDC-1421 Capsule in major depressive disorder with Montgomery-Asberg Depression Rating Scale (MADRS).

Secondary Study Objective: To evaluate the efficacy and safety profile

Study period: 2 years.

Total 72 study subjects will be enrolled.

Study site: There are five sites in Taiwan and one site in US (Stanford University, which is currently preparing for IRB approval and Clinical Trial Agreement.)

Sponsor: BioLite, Inc.

For ABV-1504 Phase II part one---total subject: 12, trial period: 2/11/2016-7/14/2016, administered route: oral, test results are as follows:

Trial Progress Report:

1. Part I trial has been completed with 12 subjects (screening: 14, enrolling: 12). The six subjects were in the Part I high dosage group.

2. Under the suicide risk assessment (C-SSRS) Subject X indicated that the suicidal ideation scores were 4 for both Visit 7 and Visit 8. The PI confirmed that the subject had external pressures (moving, etc.), which produced constant suicidal thoughts, and such observation was reflected in Dr. A’s (PI) evaluation. The subject expressed his/her intention to stay positive in a counseling session, and the subject was contacted by a researcher (Research Nurse) after leaving the facility. After reviewing by the researcher, a justification was made that the suicidal behavior was irrelevant to the drug administered.

3. Clinical data of the six high-dosage administered subjects with data exceeding normal value:

- NCS- Non-Clinical Significant judged by PI. CS: Clinical Significant judged by PI.

-After data safety review board carefully reviewed, they agree to proceed to part two clinical trial.

For ABV-1504 Phase II part two: this phase currently is conducted in 5 clinical sites in Taiwan (started in Q3 2016) and one US site is under IRB review.

For “A Dose Escalation Phase I Study of PDC-1421 Capsule Targeting in Depression:” Trial period: 11/13/2012-7/5/2013, final report date 11/12/2013. Enroll subject: 30, 23 PDC-1421, 7 placebo control.

Study Conclusions:

“(1) No subject had serious adverse event and no subject discontinued due to adverse event;

(2) No clinically significant findings were observed in physical examinations; vital signs, electrocardiograms, laboratory measurements, and C-SSRS were observed throughout the treatment period;

(3) The oral administration of PDC-1421 in healthy volunteers was safe and well-tolerated for the dose from 380 mg to 3800 mg”.

For “A Phase II Study of PDC-1421 Capsule to Evaluate the Safety and Efficacy in Patients with Major Depressive Disorder”:

Part One- study period 2/11/2016-7/12/2016. Total subject: 12

Maitake mushroom extract is sourced from YUKIGUNI COMPANY, Japan, and processed by YUSHENG PHARMACEUTICAL COMPANY in Taiwan (cGMP).

The extract of Radix Polygalae (Polygala tenuifoliaWilld/PDC-1421 Capsule) is purchased from HERNG FA PHARMACEUTICAL TECHNOLOGY, and processed by Industrial Technology Research Institute (ITRI). There are no limits on availability to the Company on any of these ingredients.

Pursuant to the Collaborative Agreement, an upfront payment of $3,500,000 (the “Milestone Payment”), which is 3.5% of total payments due under the Collaborative Agreement, was to be paid by the Company upon signing of that agreement. On May 6, 2016, we and BioLite agreed to amend the Collaborative Agreement, through entry into the Milestone Payment Agreement, whereby we have agreed to pay the Milestone Payment to BioLite $2,600,000 in cash and $900,000 in newly issued shares of our common stock, at the price of $1.60 per share, for an aggregate number of 562,500 shares. The cash payment and shares issuance were completed in June 2016.

This Collaborative Agreement shall, once signed by both Parties, remain in effect for fifteen years as of the first commercial sales of the Product in the Territory and automatically renew for five more years unless either party gives the other party six month written notice of termination prior to the expiration date of the term.

The Company determined to fully expense the entire amount of $3,500,000 since currently the related licensing rights do not have alternative future uses. . According to ASC 730-10-25-1, absent alternative future uses the acquisition of product rights to be used in research and development activities must be charged to research and development expenses immediately. Hence the entire amount is fully expensed as research and development expense.